Trade receivables and other current assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Current prepaid expenses related to research agreements		€ 2,300
Miscellaneous prepaid expenses		358
Maximum individual amount of miscellaneous prepaid expenses		70
Current advances to suppliers	€ 805	1,150
Tax credit		2,400
2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit	1,900
Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit		2,437
Nanobiotix S.A. | 2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit	1,858
Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit		64
Curadigm SAS | 2020 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Tax credit	69
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Current prepaid expenses related to research agreements	€ 1,600	€ 1,700